Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Consolidated Statements of Cash Flows
Net loss	$ (880,972)	$ (924,566)
Items not affecting cash
Depreciation (Note 4)	51,478	65,382
Stock-based compensation (Note 8)	0	10,550
Accreted interest (Note 5)	48,517	23,604
Non-cash lease expense	(122,725)	36,948
Unrealized foreign exchange loss	1,183	1,761
Change in non-cash operating assets & liabilities
Trade and other receivables	(37,353)	566,384
Prepaid expenses, sundry and other assets	(245,127)	37,634
Accounts payable, accrued liabilities and employee costs payable	501,141	221,267
Operating lease liability	123,277	(38,341)
Cash flows (used in) provided from operating activities	(560,581)	623
(Decrease) increase in cash	(560,581)	623
Cash, beginning of period	771,945	202,046
Cash, end of period	$ 211,364	$ 202,669